Long-term borrowings	6 Months Ended
Jun. 30, 2025
Borrowings [abstract]
Long-term borrowings	Long-term borrowings
The following table represents borrowings from DoubleU Games as follows (in thousands):

	June 30, 2025	December 31, 2024
4.6% Senior Notes due to related party due May 27, 2026 (1)	$36,862	$34,014
(1) DoubleU Games extended three loans to us on May 25, 2018, August 27, 2018, and November 26, 2018 (collectively, the “4.6% Senior Notes”), and the aggregate outstanding principal amount as of June 30, 2025 was $36.9 million. In May 2024, a voluntary interest payment of $9.6 million was made, and the maturity of each 4.6% Senior Note, originally due on May 27, 2024, was extended by two years to May 27, 2026, including the remaining outstanding principal amount under the 4.60% Senior Notes.